Description of Organization, Business Operations and Basis of Presentation (Details)					1 Months Ended	12 Months Ended
	Dec. 01, 2021 USD ($) $ / shares shares	Sep. 09, 2021 USD ($) $ / shares shares	Sep. 01, 2021 shares	Dec. 17, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Day $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Remaining additional capital amount
Shares issued in Initial Public Offering | shares				5,750,000
Offering costs				$ 3.7
Deferred underwriting commissions				2.0
Net proceeds of initial public offering				$ 58,700,000
Remaining Additional Capital		$ 25,000,000.0			$ 25,000,000.0	$ 25,000,000.0
Conversions Of Stock Shares Converted | shares		13,431,410
Senior secured debt		$ 10,000,000.0
Aggregate shares of common stock (in Shares) | shares		1,500,000
Sponsor shares (in Shares) | shares			135,000
Accumulated deficit						321,600,000
Cash and cash equivalents					26,415,000	26,415,000	$ 7,233,000	$ 1,656,000
Working capital					$ 14,400,000	$ 14,400,000
Purchase of warrants (in Shares) | shares		2,549,939
Exercise Price Per Share | $ / shares				$ 11.50	$ 5.25	$ 5.25
Net proceeds amount		$ 17,000,000.0
Conversion of stock conversion price per share | $ / shares		$ 10.20
Common stock, shares reallocated to the senior secured noteholders for the satisfaction of debt related agreement | shares		405,000
Number of issued patents | Day						5
Old Clarus Equity Holders [Member]
Remaining additional capital amount
Common stock, shares reallocated to the senior secured noteholders for the satisfaction of debt related agreement | shares			270,000
Common Stock [Member]
Remaining additional capital amount
Price per share (in Dollars per share) | $ / shares				$ 10.20	10.00	$ 10.00
Shares issued to sponsor | shares						2,300,000
Over-Allotment Option [Member]
Remaining additional capital amount
Number of units issued in transaction (in Shares) | shares				750,000
Price per warrant (in Dollars per share) | $ / shares				$ 1.00
Gross proceeds of private placement				$ 57,500,000
Private Placement [Member]
Remaining additional capital amount
Price per warrant (in Dollars per share) | $ / shares	$ 4.96			$ 10.00	$ 4.96	$ 4.96
Warrants shares, issued (in Shares) | shares				3,445,000
Gross proceeds of private placement	$ 13,800,000			$ 3,400,000		$ 13,800,000
Shares issued to sponsor | shares	3,024,194				3,024,194
Exercise Price Per Share | $ / shares	$ 5.25				$ 5.25	$ 5.25
Business Combination [Member]
Remaining additional capital amount
Cash and cash equivalents					$ 26,400,000	$ 26,400,000